October 5, 2004

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:         ING Equity Trust (the “Trust”)

(File Nos. 333-56881; 811-8817)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) this is to certify that the Class A, Class B and Class C Prospectus and related Statement of Additional Information, each dated September 30, 2009, for ING Principal Protection Funds XI and XII contained in Post-Effective Amendment No. 111 that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 111 to the Trust’s Registration Statement on Form N-1A.

If you have any questions, please do not hesitate to contact me at 480-477-2659.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli
Senior Counsel
ING U.S. Legal Services

cc:	Jeffrey S. Puretz, Esq.
Dechert LLP

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com	ING Investments, LLC